Annual Report
September 30, 2025
SPDR® S&P 500® ETF Trust
A Unit Investment Trust
“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500®”, “500®”, “Standard & Poor’s Depositary Receipts®”, “SPDR®” and “SPDRs®” are trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC (“S&P”) and sublicensed for use by State Street Global Advisors Funds Distributors, LLC. SPDR® S&P 500® ETF Trust is permitted to use these trademarks pursuant to a sublicense from State Street Global Advisors Funds Distributors, LLC. SPDR® S&P 500® ETF Trust is not sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.

SPDR S&P 500® ETF Trust
Trust Overview

INVESTMENT OBJECTIVE
SPDR S&P 500® ETF Trust (the “Trust”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”).
INVESTMENT STRATEGY
The Trust seeks to achieve this investment objective by holding a portfolio of the common stocks that are included in the Index (the “Portfolio”), with the weight of each stock in the Portfolio substantially corresponding to the weight of such stock in the Index.
PERFORMANCE OVERVIEW
The Trust ended its fiscal year on September 30, 2025, with a 12-month total return of 17.46% based on net asset value (“NAV”), as compared to the Index return of 17.60%.
The Trust’s performance reflects the operating expenses of the Trust, including brokerage expenses, marketing expenses, license fees, expenses relating to legal and audit services and Trustee fees. The Trust’s performance also reflects the impact of an expense waiver, and without this waiver, such performance would be lower. Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

SPDR S&P 500® ETF Trust
Annual Report
September 30, 2025

SPDR S&P 500® ETF Trust
Schedule of Investments
September 30, 2025

Common Stocks	Shares	Value
3M Co.	6,346,809	$ 984,897,821
A.O. Smith Corp.	1,396,603	102,524,626
Abbott Laboratories	20,748,077	2,778,997,433
AbbVie, Inc.	21,061,133	4,876,494,735
Accenture PLC Class A	7,424,322	1,830,837,805
Adobe, Inc. (a)	5,056,541	1,783,694,838
Advanced Micro Devices, Inc. (a)	19,346,731	3,130,107,609
AES Corp.	8,554,965	112,583,339
Aflac, Inc.	5,733,470	640,428,599
Agilent Technologies, Inc.	3,382,094	434,091,765
Air Products & Chemicals, Inc.	2,651,496	723,115,989
Airbnb, Inc. Class A (a)	5,111,375	620,623,153
Akamai Technologies, Inc. (a)	1,701,403	128,898,291
Albemarle Corp.	1,414,280	114,669,822
Alexandria Real Estate Equities, Inc. REIT	1,848,973	154,093,410
Align Technology, Inc. (a)	818,490	102,491,318
Allegion PLC	1,024,409	181,678,936
Alliant Energy Corp.	3,086,203	208,040,944
Allstate Corp.	3,138,896	673,764,026
Alphabet, Inc. Class A	69,358,890	16,861,146,159
Alphabet, Inc. Class C	55,679,980	13,560,859,129
Altria Group, Inc.	20,020,734	1,322,569,688
Amazon.com, Inc. (a)	115,720,047	25,408,650,720
Amcor PLC	27,482,101	224,803,586
Ameren Corp.	3,237,720	337,953,214
American Electric Power Co., Inc.	6,393,290	719,245,125
American Express Co.	6,470,312	2,149,178,834
American International Group, Inc.	6,597,333	518,154,534
American Tower Corp. REIT	5,579,799	1,073,106,944
American Water Works Co., Inc.	2,339,202	325,593,526
Ameriprise Financial, Inc.	1,122,712	551,532,270
AMETEK, Inc.	2,761,128	519,092,064
Amgen, Inc.	6,416,828	1,810,828,862
Amphenol Corp. Class A	14,552,838	1,800,913,703
Analog Devices, Inc.	5,914,686	1,453,238,350
Common Stocks	Shares	Value
Aon PLC Class A	2,569,325	$ 916,169,909
APA Corp.	4,335,703	105,270,869
Apollo Global Management, Inc.	5,482,418	730,641,847
Apple, Inc.	176,953,084	45,057,563,779
Applied Materials, Inc.	9,565,753	1,958,492,269
AppLovin Corp. Class A (a)	3,226,980	2,318,714,209
Aptiv PLC (a)	2,616,612	225,604,287
Arch Capital Group Ltd.	4,424,565	401,440,782
Archer-Daniels-Midland Co.	5,774,781	344,985,417
Arista Networks, Inc. (a)	12,284,799	1,790,018,062
Arthur J Gallagher & Co.	3,054,855	946,210,788
Assurant, Inc.	601,328	130,247,645
AT&T, Inc.	85,238,329	2,407,130,411
Atmos Energy Corp.	1,905,214	325,315,291
Autodesk, Inc. (a)	2,549,741	809,976,223
Automatic Data Processing, Inc.	4,827,431	1,416,850,999
AutoZone, Inc. (a)	199,471	855,778,463
AvalonBay Communities, Inc. REIT	1,705,100	329,374,167
Avery Dennison Corp.	939,713	152,393,257
Axon Enterprise, Inc. (a)	935,326	671,227,351
Baker Hughes Co.	11,741,837	572,062,299
Ball Corp.	3,231,785	162,946,600
Bank of America Corp.	81,241,883	4,191,268,744
Bank of New York Mellon Corp.	8,403,297	915,623,241
Baxter International, Inc.	6,141,783	139,848,399
Becton Dickinson & Co.	3,429,682	641,933,580
Berkshire Hathaway, Inc. Class B (a)	21,864,196	10,992,005,897
Best Buy Co., Inc.	2,316,547	175,177,284
Biogen, Inc. (a)	1,749,349	245,048,808
Bio-Techne Corp.	1,896,303	105,491,336
Blackrock, Inc.	1,716,580	2,001,309,125
Blackstone, Inc.	8,785,302	1,500,968,847
Block, Inc. (a)	6,544,678	472,983,879
Boeing Co. (a)	9,013,656	1,945,417,374
Booking Holdings, Inc.	386,417	2,086,369,716

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
September 30, 2025

Common Stocks	Shares	Value
Boston Scientific Corp. (a)	17,661,533	$ 1,724,295,467
Bristol-Myers Squibb Co.	24,255,860	1,093,939,286
Broadcom, Inc.	56,081,854	18,501,964,453
Broadridge Financial Solutions, Inc.	1,393,675	331,931,575
Brown & Brown, Inc.	3,486,471	326,996,115
Brown-Forman Corp. Class B	2,184,280	59,150,302
Builders FirstSource, Inc. (a)	1,328,407	161,069,349
Bunge Global SA	1,661,748	135,017,025
BXP, Inc. REIT	1,748,746	130,001,778
Cadence Design Systems, Inc. (a)	3,247,274	1,140,637,465
Camden Property Trust REIT	1,282,855	136,983,257
Campbell's Co.	2,357,726	74,456,987
Capital One Financial Corp.	7,622,309	1,620,350,447
Cardinal Health, Inc.	2,842,731	446,195,058
CarMax, Inc. (a)	1,830,695	82,143,285
Carnival Corp. (a)	12,924,848	373,657,356
Carrier Global Corp.	9,540,958	569,595,193
Caterpillar, Inc.	5,584,972	2,664,869,390
Cboe Global Markets, Inc.	1,253,076	307,316,889
CBRE Group, Inc. Class A (a)	3,490,850	550,018,326
CDW Corp.	1,559,043	248,324,369
Cencora, Inc.	2,309,381	721,750,844
Centene Corp. (a)	5,542,845	197,768,710
CenterPoint Energy, Inc.	7,823,467	303,550,520
CF Industries Holdings, Inc.	1,947,370	174,679,089
CH Robinson Worldwide, Inc.	1,411,811	186,923,776
Charles River Laboratories International, Inc. (a)	590,390	92,372,419
Charles Schwab Corp.	20,338,718	1,941,737,407
Charter Communications, Inc. Class A (a)	1,104,876	303,956,912
Common Stocks	Shares	Value
Chevron Corp.	22,965,876	$ 3,566,370,884
Chipotle Mexican Grill, Inc. (a)	15,972,185	625,949,930
Chubb Ltd.	4,418,565	1,247,139,971
Church & Dwight Co., Inc.	2,897,523	253,909,940
Cigna Group	3,180,667	916,827,263
Cincinnati Financial Corp.	1,871,133	295,826,127
Cintas Corp.	4,081,026	837,671,397
Cisco Systems, Inc.	47,209,112	3,230,047,443
Citigroup, Inc.	21,944,456	2,227,362,284
Citizens Financial Group, Inc.	5,180,363	275,388,097
Clorox Co.	1,469,507	181,190,213
CME Group, Inc.	4,294,330	1,160,285,023
CMS Energy Corp.	3,586,447	262,743,107
Coca-Cola Co.	46,175,362	3,062,350,008
Cognizant Technology Solutions Corp. Class A	5,814,208	389,958,931
Coinbase Global, Inc. Class A (a)	2,694,692	909,431,603
Colgate-Palmolive Co.	9,629,179	769,756,569
Comcast Corp. Class A	43,892,118	1,379,090,348
Conagra Brands, Inc.	5,730,205	104,920,054
ConocoPhillips	14,885,113	1,407,982,839
Consolidated Edison, Inc.	4,293,789	431,611,670
Constellation Brands, Inc. Class A	1,697,322	228,578,354
Constellation Energy Corp.	3,722,839	1,225,074,630
Cooper Cos., Inc. (a)	2,383,816	163,434,425
Copart, Inc. (a)	10,569,397	475,305,783
Corning, Inc.	9,286,641	761,783,161
Corpay, Inc. (a)	847,273	244,065,460
Corteva, Inc.	8,088,567	547,029,786
CoStar Group, Inc. (a)	5,055,954	426,570,839
Costco Wholesale Corp.	5,287,308	4,894,090,904
Coterra Energy, Inc.	9,173,664	216,957,154
Crowdstrike Holdings, Inc. Class A (a)	2,970,938	1,456,888,576
Crown Castle, Inc. REIT	5,217,237	503,411,198

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
September 30, 2025

Common Stocks	Shares	Value
CSX Corp.	22,210,203	$ 788,684,309
Cummins, Inc.	1,648,077	696,098,282
CVS Health Corp.	15,153,533	1,142,424,853
Danaher Corp.	7,595,531	1,505,889,976
Darden Restaurants, Inc.	1,398,323	266,184,766
Datadog, Inc. Class A (a)	3,850,028	548,243,987
DaVita, Inc. (a)	421,318	55,980,523
Dayforce, Inc. (a)	1,897,890	130,745,642
Deckers Outdoor Corp. (a)	1,763,394	178,755,250
Deere & Co.	3,001,835	1,372,619,072
Dell Technologies, Inc. Class C	3,601,627	510,602,660
Delta Air Lines, Inc.	7,723,263	438,295,175
Devon Energy Corp.	7,550,757	264,729,540
Dexcom, Inc. (a)	4,712,905	317,131,377
Diamondback Energy, Inc.	2,243,494	321,043,991
Digital Realty Trust, Inc. REIT	3,818,686	660,174,436
Dollar General Corp.	2,630,661	271,878,814
Dollar Tree, Inc. (a)	2,307,436	217,752,735
Dominion Energy, Inc.	10,203,083	624,122,587
Domino's Pizza, Inc.	370,757	160,059,504
DoorDash, Inc. Class A (a)	4,411,372	1,199,849,070
Dover Corp.	1,646,468	274,680,256
Dow, Inc.	8,496,339	194,821,053
DR Horton, Inc.	3,302,193	559,622,648
DTE Energy Co.	2,485,802	351,566,977
Duke Energy Corp.	9,266,880	1,146,776,400
DuPont de Nemours, Inc.	5,008,650	390,173,835
Eastman Chemical Co.	1,391,089	87,708,161
Eaton Corp. PLC	4,640,092	1,736,554,431
eBay, Inc.	5,442,033	494,952,901
Ecolab, Inc.	3,041,264	832,880,559
Edison International	4,589,961	253,733,044
Edwards Lifesciences Corp. (a)	6,991,893	543,759,519
Electronic Arts, Inc.	2,681,124	540,782,711
Elevance Health, Inc.	2,682,740	866,846,949
Eli Lilly & Co.	9,478,879	7,232,384,677
EMCOR Group, Inc.	532,660	345,983,976
Common Stocks	Shares	Value
Emerson Electric Co.	6,706,078	$ 879,703,312
Entergy Corp.	5,315,668	495,367,101
EOG Resources, Inc.	6,533,226	732,505,299
EPAM Systems, Inc. (a)	680,996	102,687,387
EQT Corp.	7,427,742	404,291,997
Equifax, Inc.	1,473,446	377,983,102
Equinix, Inc. REIT	1,166,052	913,298,568
Equity Residential REIT	4,133,822	267,582,298
Erie Indemnity Co. Class A	300,290	95,540,266
Essex Property Trust, Inc. REIT	772,759	206,836,674
Estee Lauder Cos., Inc. Class A	2,803,268	247,023,976
Everest Group Ltd.	506,608	177,429,320
Evergy, Inc.	2,749,708	209,032,802
Eversource Energy	4,400,068	313,020,838
Exelon Corp.	12,027,937	541,377,444
Expand Energy Corp.	2,833,016	300,979,620
Expedia Group, Inc.	1,406,310	300,598,763
Expeditors International of Washington, Inc.	1,612,834	197,717,320
Extra Space Storage, Inc. REIT	2,544,409	358,609,004
Exxon Mobil Corp.	50,828,811	5,730,948,440
F5, Inc. (a)	691,729	223,559,896
FactSet Research Systems, Inc.	456,136	130,678,403
Fair Isaac Corp. (a)	285,809	427,721,743
Fastenal Co.	13,670,455	670,399,113
Federal Realty Investment Trust REIT	933,284	94,551,002
FedEx Corp.	2,585,077	609,587,007
Fidelity National Information Services, Inc.	6,218,900	410,074,266
Fifth Third Bancorp	7,877,969	350,963,519
First Solar, Inc. (a)	1,285,242	283,434,418
FirstEnergy Corp.	6,142,103	281,431,159
Fiserv, Inc. (a)	6,476,579	835,025,330
Ford Motor Co.	46,554,718	556,794,427
Fortinet, Inc. (a)	7,758,065	652,298,105
Fortive Corp.	4,092,806	200,506,566

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
September 30, 2025

Common Stocks	Shares	Value
Fox Corp. Class A	2,492,753	$ 157,193,004
Fox Corp. Class B	1,746,041	100,030,689
Franklin Resources, Inc.	3,712,315	85,865,846
Freeport-McMoRan, Inc.	17,105,266	670,868,533
Garmin Ltd.	1,948,475	479,753,515
Gartner, Inc. (a)	900,384	236,683,942
GE HealthCare Technologies, Inc.	5,435,341	408,194,109
GE Vernova, Inc.	3,244,921	1,995,301,923
Gen Digital, Inc.	6,659,771	189,070,899
Generac Holdings, Inc. (a)	713,735	119,479,239
General Dynamics Corp.	3,017,142	1,028,845,422
General Electric Co.	12,642,284	3,803,051,873
General Mills, Inc.	6,362,285	320,786,410
General Motors Co.	11,341,460	691,488,816
Genuine Parts Co.	1,668,575	231,264,495
Gilead Sciences, Inc.	14,789,349	1,641,617,739
Global Payments, Inc.	2,885,375	239,716,955
Globe Life, Inc.	961,127	137,412,327
GoDaddy, Inc. Class A (a)	1,646,478	225,287,585
Goldman Sachs Group, Inc.	3,608,966	2,874,000,074
Halliburton Co.	10,262,266	252,451,744
Hartford Insurance Group, Inc.	3,347,539	446,528,227
Hasbro, Inc.	1,577,839	119,679,088
HCA Healthcare, Inc.	1,951,636	831,787,263
Healthpeak Properties, Inc. REIT	8,395,914	160,781,753
Henry Schein, Inc. (a)	1,219,447	80,934,697
Hershey Co.	1,773,144	331,666,585
Hewlett Packard Enterprise Co.	15,756,733	386,985,362
Hilton Worldwide Holdings, Inc.	2,801,803	726,899,770
Hologic, Inc. (a)	2,691,625	181,657,771
Home Depot, Inc.	11,861,974	4,806,353,245
Honeywell International, Inc.	7,567,561	1,592,971,591
Hormel Foods Corp.	3,496,918	86,513,751
Common Stocks	Shares	Value
Host Hotels & Resorts, Inc. REIT	7,586,918	$ 129,129,344
Howmet Aerospace, Inc.	4,803,257	942,543,121
HP, Inc.	11,176,416	304,333,808
Hubbell, Inc.	637,112	274,155,665
Humana, Inc.	1,431,511	372,436,217
Huntington Bancshares, Inc.	17,443,549	301,250,091
Huntington Ingalls Industries, Inc.	471,841	135,847,742
IDEX Corp.	906,014	147,462,839
IDEXX Laboratories, Inc. (a)	953,117	608,936,920
Illinois Tool Works, Inc.	3,160,552	824,145,540
Incyte Corp. (a)	1,925,151	163,272,056
Ingersoll Rand, Inc.	4,304,534	355,640,599
Insulet Corp. (a)	845,882	261,149,150
Intel Corp. (a)	52,268,942	1,753,623,004
Interactive Brokers Group, Inc. Class A	5,298,996	364,623,915
Intercontinental Exchange, Inc. (b)	6,821,558	1,149,296,092
International Business Machines Corp.	11,104,910	3,133,361,406
International Flavors & Fragrances, Inc.	3,069,995	188,927,492
International Paper Co.	6,344,691	294,393,662
Interpublic Group of Cos., Inc.	4,470,463	124,770,622
Intuit, Inc.	3,325,216	2,270,823,259
Intuitive Surgical, Inc. (a)	4,272,750	1,910,901,983
Invesco Ltd.	5,414,214	124,202,069
Invitation Homes, Inc. REIT	6,702,277	196,577,784
IQVIA Holdings, Inc. (a)	2,023,461	384,336,182
Iron Mountain, Inc. REIT	3,546,302	361,510,026
J.M. Smucker Co.	1,280,543	139,066,970
Jabil, Inc.	1,290,274	280,208,805
Jack Henry & Associates, Inc.	877,352	130,664,033
Jacobs Solutions, Inc.	1,443,762	216,362,173
JB Hunt Transport Services, Inc.	907,182	121,716,609

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
September 30, 2025

Common Stocks	Shares	Value
Johnson & Johnson	28,712,971	$ 5,323,959,083
Johnson Controls International PLC	7,796,729	857,250,354
JPMorgan Chase & Co.	32,786,046	10,341,702,490
Kellanova	3,227,957	264,757,033
Kenvue, Inc.	23,015,412	373,540,137
Keurig Dr. Pepper, Inc.	16,291,562	415,597,747
KeyCorp	11,079,150	207,069,314
Keysight Technologies, Inc. (a)	2,048,332	358,294,233
Kimberly-Clark Corp.	3,951,013	491,268,956
Kimco Realty Corp. REIT	8,061,337	176,140,213
Kinder Morgan, Inc.	23,292,861	659,420,895
KKR & Co., Inc.	8,175,998	1,062,470,940
KLA Corp.	1,572,831	1,696,455,517
Kraft Heinz Co.	10,136,532	263,955,293
Kroger Co.	7,242,886	488,242,945
L3Harris Technologies, Inc.	2,236,600	683,080,006
Labcorp Holdings, Inc.	988,807	283,846,937
Lam Research Corp.	15,086,044	2,020,021,292
Lamb Weston Holdings, Inc.	1,710,673	99,355,888
Las Vegas Sands Corp.	3,670,727	197,448,405
Leidos Holdings, Inc.	1,526,347	288,418,529
Lennar Corp. Class A	2,709,043	341,447,780
Lennox International, Inc.	384,894	203,747,488
Linde PLC	5,590,007	2,655,253,325
Live Nation Entertainment, Inc. (a)	1,884,311	307,896,417
LKQ Corp.	3,119,597	95,272,492
Lockheed Martin Corp.	2,448,369	1,222,250,288
Loews Corp.	2,021,218	202,910,075
Lowe's Cos., Inc.	6,680,037	1,678,760,098
Lululemon Athletica, Inc. (a)	1,296,691	230,720,230
LyondellBasell Industries NV Class A	3,067,083	150,409,750
M&T Bank Corp.	1,859,960	367,565,295
Marathon Petroleum Corp.	3,621,804	698,066,503
Marriott International, Inc. Class A	2,684,308	699,101,176
Common Stocks	Shares	Value
Marsh & McLennan Cos., Inc.	5,858,684	$ 1,180,700,587
Martin Marietta Materials, Inc.	717,874	452,461,625
Masco Corp.	2,487,282	175,079,780
Mastercard, Inc. Class A	9,841,979	5,598,216,075
Match Group, Inc.	2,851,859	100,727,660
McCormick & Co., Inc.	3,015,932	201,796,010
McDonald's Corp.	8,506,940	2,585,173,997
McKesson Corp.	1,482,425	1,145,232,610
Medtronic PLC	15,270,836	1,454,394,421
Merck & Co., Inc.	29,775,193	2,499,031,949
Meta Platforms, Inc. Class A	25,861,535	18,992,194,073
MetLife, Inc.	6,652,557	547,971,120
Mettler-Toledo International, Inc. (a)	245,073	300,854,066
MGM Resorts International (a)	2,485,145	86,135,126
Microchip Technology, Inc.	6,446,920	414,021,202
Micron Technology, Inc.	13,340,319	2,232,102,175
Microsoft Corp.	88,631,285	45,906,574,066
Mid-America Apartment Communities, Inc. REIT	1,398,128	195,360,425
Moderna, Inc. (a)	4,072,001	105,179,786
Mohawk Industries, Inc. (a)	630,672	81,306,234
Molina Healthcare, Inc. (a)	651,544	124,679,460
Molson Coors Beverage Co. Class B	2,064,781	93,431,340
Mondelez International, Inc. Class A	15,418,785	963,211,499
Monolithic Power Systems, Inc.	573,810	528,272,438
Monster Beverage Corp. (a)	8,489,046	571,397,686
Moody's Corp.	1,838,247	875,887,931
Morgan Stanley	14,462,055	2,298,888,263
Mosaic Co.	3,789,248	131,411,121
Motorola Solutions, Inc.	1,985,035	907,736,655

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
September 30, 2025

Common Stocks	Shares	Value
MSCI, Inc.	926,824	$ 525,889,206
Nasdaq, Inc.	5,397,941	477,447,881
NetApp, Inc.	2,380,889	282,040,111
Netflix, Inc. (a)	5,066,169	6,073,931,337
Newmont Corp.	13,089,298	1,103,558,714
News Corp. Class A	4,552,163	139,796,926
News Corp. Class B	1,444,495	49,907,302
NextEra Energy, Inc.	24,545,420	1,852,933,756
NIKE, Inc. Class B	14,136,272	985,722,247
NiSource, Inc.	5,657,421	244,966,329
Nordson Corp.	651,584	147,876,989
Norfolk Southern Corp.	2,672,913	802,969,794
Northern Trust Corp.	2,275,458	306,276,647
Northrop Grumman Corp.	1,603,973	977,332,828
Norwegian Cruise Line Holdings Ltd. (a)	5,309,955	130,784,192
NRG Energy, Inc.	2,302,475	372,885,826
Nucor Corp.	2,732,075	370,004,917
NVIDIA Corp.	290,940,470	54,283,672,893
NVR, Inc. (a)	34,319	275,741,497
NXP Semiconductors NV	3,003,164	683,910,538
Occidental Petroleum Corp.	8,519,777	402,559,463
Old Dominion Freight Line, Inc.	2,200,718	309,817,080
Omnicom Group, Inc.	2,341,021	190,863,442
ON Semiconductor Corp. (a)	4,864,025	239,845,073
ONEOK, Inc.	7,509,144	547,942,238
Oracle Corp.	19,758,428	5,556,860,291
O'Reilly Automotive, Inc. (a)	10,110,962	1,090,062,813
Otis Worldwide Corp.	4,672,499	427,206,584
PACCAR, Inc.	6,281,706	617,617,334
Packaging Corp. of America	1,070,974	233,397,364
Palantir Technologies, Inc. Class A (a)	27,114,486	4,946,224,536
Palo Alto Networks, Inc. (a)	7,961,201	1,621,059,748
Paramount Skydance Corp. Class B	3,718,275	70,349,763
Common Stocks	Shares	Value
Parker-Hannifin Corp.	1,522,945	$ 1,154,620,752
Paychex, Inc.	3,846,459	487,577,143
Paycom Software, Inc.	585,926	121,954,638
PayPal Holdings, Inc. (a)	11,382,348	763,300,257
Pentair PLC	1,949,016	215,873,012
PepsiCo, Inc.	16,319,988	2,291,979,115
Pfizer, Inc.	67,767,151	1,726,707,007
PG&E Corp.	26,162,788	394,534,843
Philip Morris International, Inc.	18,556,661	3,009,890,414
Phillips 66 Co.	4,813,786	654,771,172
Pinnacle West Capital Corp.	1,435,149	128,675,459
PNC Financial Services Group, Inc.	4,692,630	942,890,146
Pool Corp.	389,472	120,763,583
PPG Industries, Inc.	2,685,336	282,255,667
PPL Corp.	8,858,975	329,199,511
Principal Financial Group, Inc.	2,408,965	199,727,288
Procter & Gamble Co.	27,926,245	4,290,867,544
Progressive Corp.	6,987,051	1,725,452,244
Prologis, Inc. REIT	11,060,571	1,266,656,591
Prudential Financial, Inc.	4,191,210	434,796,125
PTC, Inc. (a)	1,425,269	289,358,112
Public Service Enterprise Group, Inc.	5,980,740	499,152,560
Public Storage REIT	1,880,487	543,178,670
PulteGroup, Inc.	2,347,563	310,183,499
QUALCOMM, Inc.	12,856,536	2,138,813,329
Quanta Services, Inc.	1,773,822	735,107,313
Quest Diagnostics, Inc.	1,341,393	255,642,678
Ralph Lauren Corp.	459,521	144,087,405
Raymond James Financial, Inc.	2,112,414	364,602,656
Realty Income Corp. REIT	10,891,072	662,068,267
Regency Centers Corp. REIT	1,965,079	143,254,259
Regeneron Pharmaceuticals, Inc.	1,213,289	682,196,006
Regions Financial Corp.	10,615,845	279,939,833
Republic Services, Inc.	2,416,741	554,593,725

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
September 30, 2025

Common Stocks	Shares	Value
ResMed, Inc.	1,743,244	$ 477,178,180
Revvity, Inc.	1,416,256	124,134,838
Robinhood Markets, Inc. Class A (a)	9,223,320	1,320,594,958
Rockwell Automation, Inc.	1,338,945	468,001,446
Rollins, Inc.	3,380,280	198,557,647
Roper Technologies, Inc.	1,286,851	641,739,725
Ross Stores, Inc.	3,895,474	593,631,283
Royal Caribbean Cruises Ltd.	3,010,065	973,996,833
RTX Corp.	15,956,743	2,670,041,806
S&P Global, Inc.	3,724,717	1,812,857,011
Salesforce, Inc.	11,396,483	2,700,966,471
SBA Communications Corp. REIT	1,287,535	248,944,892
Schlumberger NV	17,770,968	610,788,170
Seagate Technology Holdings PLC	2,532,794	597,891,352
Sempra	7,803,681	702,175,216
ServiceNow, Inc. (a)	2,481,269	2,283,462,235
Sherwin-Williams Co.	2,764,447	957,217,418
Simon Property Group, Inc. REIT	3,889,532	729,948,470
Skyworks Solutions, Inc.	1,803,955	138,868,456
Smurfit WestRock PLC	6,210,995	264,402,057
Snap-on, Inc.	629,749	218,226,921
Solventum Corp. (a)	1,763,932	128,767,036
Southern Co.	13,109,551	1,242,392,148
Southwest Airlines Co.	6,242,204	199,188,730
Stanley Black & Decker, Inc.	1,852,352	137,685,324
Starbucks Corp.	13,546,276	1,146,014,950
State Street Corp. (c)	3,377,124	391,780,155
Steel Dynamics, Inc.	1,659,478	231,381,018
STERIS PLC	1,178,833	291,690,438
Stryker Corp.	4,101,095	1,516,051,789
Super Micro Computer, Inc. (a)	5,963,654	285,897,573
Synchrony Financial	4,427,641	314,583,893
Synopsys, Inc. (a)	2,205,108	1,087,978,236
Sysco Corp.	5,685,783	468,167,372
T. Rowe Price Group, Inc.	2,613,514	268,251,077
Common Stocks	Shares	Value
Take-Two Interactive Software, Inc. (a)	2,064,822	$ 533,467,412
Tapestry, Inc.	2,483,844	281,220,818
Targa Resources Corp.	2,562,252	429,279,700
Target Corp.	5,410,325	485,306,153
TE Connectivity PLC	3,520,555	772,867,439
Teledyne Technologies, Inc. (a)	562,827	329,839,135
Teradyne, Inc.	1,891,331	260,322,799
Tesla, Inc. (a)	33,458,465	14,879,648,555
Texas Instruments, Inc.	10,836,964	1,991,075,396
Texas Pacific Land Corp.	229,362	214,141,538
Textron, Inc.	2,151,893	181,813,440
Thermo Fisher Scientific, Inc.	4,501,088	2,183,117,702
TJX Cos., Inc.	13,297,713	1,922,051,437
TKO Group Holdings, Inc.	819,345	165,474,916
T-Mobile U.S., Inc.	5,767,820	1,380,700,752
Tractor Supply Co.	6,307,884	358,729,363
Trade Desk, Inc. Class A (a)	5,360,443	262,715,311
Trane Technologies PLC	2,651,655	1,118,892,344
TransDigm Group, Inc.	672,984	887,006,372
Travelers Cos., Inc.	2,681,860	748,828,949
Trimble, Inc. (a)	2,867,277	234,113,167
Truist Financial Corp.	15,360,917	702,301,125
Tyler Technologies, Inc. (a)	518,264	271,134,994
Tyson Foods, Inc. Class A	3,418,981	185,650,668
U.S. Bancorp	18,543,079	896,187,008
Uber Technologies, Inc. (a)	24,859,691	2,435,503,927
UDR, Inc. REIT	3,611,522	134,565,310
Ulta Beauty, Inc. (a)	534,582	292,282,709
Union Pacific Corp.	7,068,222	1,670,715,634
United Airlines Holdings, Inc. (a)	3,853,923	371,903,570
United Parcel Service, Inc. Class B	8,788,362	734,091,878
United Rentals, Inc.	766,786	732,019,923
UnitedHealth Group, Inc.	10,797,390	3,728,338,767

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
September 30, 2025

Common Stocks	Shares	Value
Universal Health Services, Inc. Class B	686,917	$ 140,433,311
Valero Energy Corp.	3,699,984	629,959,276
Ventas, Inc. REIT	5,425,059	379,699,879
Veralto Corp.	2,968,716	316,494,813
VeriSign, Inc.	1,003,986	280,684,366
Verisk Analytics, Inc.	1,663,511	418,389,652
Verizon Communications, Inc.	50,260,280	2,208,939,306
Vertex Pharmaceuticals, Inc. (a)	3,055,674	1,196,724,165
Viatris, Inc.	14,103,819	139,627,808
VICI Properties, Inc. REIT	12,655,931	412,709,910
Visa, Inc. Class A	20,253,108	6,914,006,009
Vistra Corp.	3,794,524	743,423,142
Vulcan Materials Co.	1,584,602	487,455,267
W.R. Berkley Corp.	3,585,716	274,737,560
Walmart, Inc.	52,330,693	5,393,201,221
Walt Disney Co.	21,432,810	2,454,056,745
Warner Bros Discovery, Inc. (a)	29,486,121	575,863,943
Waste Management, Inc.	4,415,842	975,150,389
Waters Corp. (a)	712,856	213,721,357
WEC Energy Group, Inc.	3,836,752	439,653,412
Wells Fargo & Co.	38,189,584	3,201,050,931
Welltower, Inc. REIT	7,971,347	1,420,015,755
West Pharmaceutical Services, Inc.	856,920	224,795,824
Common Stocks	Shares	Value
Western Digital Corp.	4,130,721	$ 495,934,363
Westinghouse Air Brake Technologies Corp.	2,049,637	410,890,729
Weyerhaeuser Co. REIT	8,576,413	212,609,278
Williams Cos., Inc.	14,550,361	921,765,369
Williams-Sonoma, Inc.	1,477,180	288,714,831
Willis Towers Watson PLC	1,161,194	401,134,467
Workday, Inc. Class A (a)	2,572,654	619,314,997
WW Grainger, Inc.	525,482	500,763,327
Wynn Resorts Ltd.	1,001,428	128,453,170
Xcel Energy, Inc.	7,042,836	568,004,723
Xylem, Inc.	2,916,089	430,123,128
Yum! Brands, Inc.	3,304,813	502,331,576
Zebra Technologies Corp. Class A (a)	611,252	181,639,644
Zimmer Biomet Holdings, Inc.	2,360,350	232,494,475
Zoetis, Inc.	5,280,185	772,596,669
Total Common Stocks (Cost $671,463,877,630)		$680,219,847,000
(a)	Non-income producing security.
(b)	Affiliate of PDR Services LLC (the “Sponsor”). See the table below for more information.
(c)	Affiliate of State Street Global Advisors Trust Company (the "Trustee"). See the table below for more information.
PLC = Public Limited Company
REIT = Real Estate Investment Trust

The following table summarizes the value of the Trust's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$680,219,847,000	$—	$—	$680,219,847,000
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
September 30, 2025

INVESTMENTS IN AFFILIATES OF THE TRUSTEE AND THE SPONSOR
SPDR S&P 500® ETF Trust has invested in State Street Corp., which is considered an affiliate of the Trustee and Intercontinental Exchange, Inc., which is considered an affiliate of the Sponsor. Amounts related to these investments at September 30, 2025 and for the year then ended are (Note 3):
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases*	Proceeds from Shares Sold*	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
Intercontinental Exchange, Inc.	6,951,228	$1,116,645,266	$1,322,262,866	$1,349,464,153	$213,597,134	$(153,745,021)	6,821,558	$1,149,296,092	$13,369,431
State Street Corp.	3,615,568	319,869,301	395,073,390	418,362,237	23,421,818	71,777,883	3,377,124	391,780,155	10,788,574
TOTAL		$1,436,514,567	$1,717,336,256	$1,767,826,390	$237,018,952	$ (81,967,138)		$1,541,076,247	$24,158,005
*	Purchased and Sold figures include securities received or delivered from processing creations or redemptions of Units.
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
September 30, 2025

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2025*
INDUSTRY	% OF NET ASSETS
Semiconductors & Semiconductor Equipment	13.8%
Software	11.4
Interactive Media & Services	7.3
Technology Hardware, Storage & Peripherals	7.0
Financial Services	4.0
Broadline Retail	3.8
Banks	3.6
Capital Markets	3.5
Pharmaceuticals	2.8
Oil, Gas & Consumable Fuels	2.7
Automobiles	2.4
Aerospace & Defense	2.2
Health Care Equipment & Supplies	2.0
Hotels, Restaurants & Leisure	1.9
Insurance	1.9
Consumer Staples Distribution & Retail	1.8
Specialty Retail	1.8
Health Care Providers & Services	1.7
Biotechnology	1.6
Entertainment	1.6
Machinery	1.5
Electric Utilities	1.5
Chemicals	1.1
Beverages	1.0
IT Services	0.9
Communications Equipment	0.9
Ground Transportation	0.9
Electrical Equipment	0.9
Household Products	0.9
Life Sciences Tools & Services	0.8
Specialized REITs	0.8
Electronic Equipment, Instruments & Components	0.7
Diversified Telecommunication Services	0.7
Tobacco	0.6
Multi-Utilities	0.6
Consumer Finance	0.6
Professional Services	0.6
Food Products	0.5
INDUSTRY	% OF NET ASSETS
Building Products	0.5%
Commercial Services & Supplies	0.5
Media	0.4
Industrial Conglomerates	0.4
Metals & Mining	0.3
Health Care REITs	0.3
Household Durables	0.3
Trading Companies & Distributors	0.3
Textiles, Apparel & Luxury Goods	0.3
Retail REITs	0.3
Air Freight & Logistics	0.3
Residential REITs	0.2
Energy Equipment & Services	0.2
Wireless Telecommunication Services	0.2
Containers & Packaging	0.2
Industrial REITs	0.2
Construction & Engineering	0.2
Airlines	0.1
Real Estate Management & Development	0.1
Construction Materials	0.1
Independent Power and Renewable Electricity Producers	0.1
Personal Care Products	0.1
Distributors	0.1
Water Utilities	0.0 **
Gas Utilities	0.0 **
Auto Components	0.0 **
Office REITs	0.0 **
Hotel & Resort REITs	0.0 **
Leisure Products	0.0 **
Other Assets in Excess of Liabilities	0.0 **
Total	100.0%
*	The Trust’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Statement of Assets and Liabilities
September 30, 2025

ASSETS
Investments in unaffiliated issuers, at value (Note 3)	$678,678,770,753
Investments in affiliates of the Trustee and the Sponsor, at value	1,541,076,247
Total Investments	680,219,847,000
Cash	1,762,619,902
Receivable for units of fractional undivided interest (“Units”) issued in-kind	819,216
Dividends receivable — unaffiliated issuers (Note 3)	279,819,458
Receivable for foreign taxes recoverable	274,220
Total Assets	682,263,379,796
LIABILITIES
Accrued Trustee expense (Note 4)	27,331,554
Accrued marketing expense (Note 4)	47,673,599
Distribution payable	1,818,263,454
Accrued expenses and other liabilities	80,833,968
Total Liabilities	1,974,102,575
NET ASSETS	$680,289,277,221
NET ASSETS CONSIST OF:
Paid-in Capital (Note 5)	$700,366,891,986
Total distributable earnings (loss)	(20,077,614,765)
NET ASSETS	$680,289,277,221
NET ASSET VALUE PER UNIT	$ 666.31
UNITS OUTSTANDING (UNLIMITED UNITS AUTHORIZED)	1,020,982,116
COST OF INVESTMENTS:
Unaffiliated issuers	$669,955,901,407
Affiliates of the Trustee and the Sponsor (Note 4)	1,507,976,223
Total Cost of Investments	$671,463,877,630
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Statements of Operations

	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23
INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 3)	$ 7,974,543,416	$ 7,220,023,318	$ 6,311,737,018
Dividend income — affiliates of the Trustee and the Sponsor	24,158,005	19,479,204	19,996,068
Foreign taxes withheld	(1,876,238)	(1,851,725)	(1,679,078)
Total Investment Income	7,996,825,183	7,237,650,797	6,330,054,008
EXPENSES
Trustee expense (Note 4)	304,426,733	231,636,853	175,093,321
S&P license fee (Note 4)	186,125,603	150,726,719	115,509,122
Marketing expense (Note 4)	81,841,111	80,946,186	65,729,666
Registration and filing fees	4,587,329	3,546,000	—
Legal and audit fees	289,977	330,925	588,706
Other expenses	7,134,903	5,707,312	5,042,924
Total Expenses	584,405,656	472,893,995	361,963,739
NET INVESTMENT INCOME (LOSS)	7,412,419,527	6,764,756,802	5,968,090,269
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(4,760,404,358)	(3,951,898,541)	(3,915,717,181)
Investments — affiliates of the Trustee and the Sponsor	(2,144,009)	(6,161,327)	(17,957,675)
In-kind redemptions — unaffiliated issuers	100,250,507,936	74,790,852,885	24,760,750,943
In-kind redemptions — affiliated issuers	239,162,961	97,883,398	15,556,396
Net realized gain (loss)	95,727,122,530	70,930,676,415	20,842,632,483
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(1,239,484,846)	73,445,093,833	44,789,048,168
Investments — affiliates of the Trustee and the Sponsor	(81,967,138)	326,127,232	154,584,224
Net change in unrealized appreciation/depreciation	(1,321,451,984)	73,771,221,065	44,943,632,392
NET REALIZED AND UNREALIZED GAIN (LOSS)	94,405,670,546	144,701,897,480	65,786,264,875
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$101,818,090,073	$151,466,654,282	$71,754,355,144
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Statements of Changes in Net Assets

	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 7,412,419,527	$ 6,764,756,802	$ 5,968,090,269
Net realized gain (loss)	95,727,122,530	70,930,676,415	20,842,632,483
Net change in unrealized appreciation/depreciation	(1,321,451,984)	73,771,221,065	44,943,632,392
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	101,818,090,073	151,466,654,282	71,754,355,144
NET EQUALIZATION CREDITS AND CHARGES (NOTE 3)	(142,084,584)	(64,412,896)	(13,333,359)
DISTRIBUTIONS TO UNITHOLDERS	(7,379,637,024)	(6,848,328,973)	(6,037,265,137)
INCREASE (DECREASE) IN NET ASSETS FROM UNIT TRANSACTIONS:
Proceeds from issuance of Units	992,586,667,258	931,210,511,336	656,633,347,164
Cost of Units redeemed	(996,386,735,956)	(890,145,523,272)	(648,847,861,480)
Net income equalization (Note 3)	142,084,584	64,412,896	13,333,359
NET INCREASE (DECREASE) IN NET ASSETS FROM ISSUANCE AND REDEMPTION OF UNITS	(3,657,984,114)	41,129,400,960	7,798,819,043
NET INCREASE (DECREASE) IN NET ASSETS DURING THE PERIOD	90,638,384,351	185,683,313,373	73,502,575,691
NET ASSETS AT BEGINNING OF PERIOD	589,650,892,870	403,967,579,497	330,465,003,806
NET ASSETS AT END OF PERIOD	$ 680,289,277,221	$ 589,650,892,870	$ 403,967,579,497
UNIT TRANSACTIONS:
Units sold	1,672,050,000	1,848,950,000	1,598,300,000
Units redeemed	(1,678,250,000)	(1,767,150,000)	(1,577,850,000)
NET INCREASE (DECREASE)	(6,200,000)	81,800,000	20,450,000
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Financial Highlights
Selected data for a Unit outstanding throughout each period

	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21
Net asset value, beginning of period	$ 574.05	$ 427.31	$ 357.29	$ 429.22	$ 335.21
Income (loss) from investment operations:
Net investment income (loss) (a)	7.16	6.83	6.41	5.98	5.44
Net realized and unrealized gain (loss)	92.49	146.99	70.13	(71.78)	94.21
Total from investment operations	99.65	153.82	76.54	(65.80)	99.65
Net equalization credits and charges (a)	(0.14)	(0.07)	(0.01)	0.05	0.02
Less Distributions from:
Net investment income	(7.25)	(7.01)	(6.51)	(6.18)	(5.66)
Net asset value, end of period	$ 666.31	$ 574.05	$ 427.31	$ 357.29	$ 429.22
Total return (b)	17.46%	36.15%	21.45%	(15.53)%	29.79%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$680,289,277	$589,650,893	$403,967,579	$330,465,004	$384,852,540
Ratios to average net assets:
Total expenses (excluding Trustee earnings credit and fee waivers)	0.09%	0.09%	0.09%	0.09%	0.09%
Total expenses (excluding Trustee earnings credit)	0.09%	0.09%	0.09%	0.09%	0.09%
Net expenses (c)	0.09%	0.09%	0.09%	0.09%	0.09%
Net investment income (loss)	1.20%	1.35%	1.56%	1.40%	1.36%
Portfolio turnover rate (d)	3%	3%	2%	2%	4%

(a)	Per Unit numbers have been calculated using the average shares method, which more appropriately presents per Unit data for the year.
(b)	Total return is calculated assuming a purchase of Units at net asset value per Unit on the first day and a sale at net asset value per Unit on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Unit on the respective payment dates of the Trust. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation.
(c)	Net of expenses waived by the Trustee, if any.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Units.
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Notes to Financial Statements
September 30, 2025

Note 1  — Organization
SPDR S&P 500® ETF Trust (the “Trust”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The Trust is an “Exchange-Traded Fund”, the units of which are listed on and traded on the New York Stock Exchange (“NYSE”)  under the symbol “SPY”, and operates under an exemptive order granted by the U.S. Securities and Exchange Commission (the “SEC”). The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500® Index (the “S&P 500® Index”). Each unit of fractional undivided interest in the Trust is referred to as a “Unit”. The Trust commenced operations on January 22, 1993 upon the initial issuance of 150,000 Units (equivalent to three “Creation Units” - see Note 5) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.
Under the Amended and Restated Standard Terms and Conditions of the Trust, as amended (the “Trust Agreement”), PDR Services, LLC (the “Sponsor”) and State Street Global Advisors Trust Company (the “Trustee”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trustee expects the risk of material loss to be remote.
The Sponsor is an indirect, wholly-owned subsidiary of Intercontinental Exchange, Inc. (“ICE”). ICE is a publicly-traded entity, trading on the NYSE under the symbol “ICE.”
Note 2  — Segment Reporting
The Trust has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Trust's investments in accordance with its investment objective. The Trust's chief operating decision maker (“CODM”) is the President of the Trustee. The CODM assesses performance based on the Trust's Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Trust's Total Return is utilized by the CODM to compare results, including the impact of the Trust's costs, to the Trust's competitors and to the Trust's benchmark index.
Note 3  — Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trustee (who is responsible for the preparation of the Trust's financial statements) in the preparation of the Trust's financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Trustee to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Trust is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
September 30, 2025

Note 3 — Summary of Significant Accounting Policies – (continued)
Security Valuation
The Trust’s investments are valued at fair value each day that the NYSE is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Trust are valued pursuant to the policy and procedures developed by the Oversight Committee of the Trustee (the “Committee”). The Committee provides oversight of the valuation of investments for the Trust.
Valuation techniques used to value the Trust’s equity investments are as follows:
Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
In the event that prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Trustee.
Fair value pricing could result in a difference between the prices used to calculate the Trust’s net asset value (“NAV”) and the prices used by the Trust’s underlying index, the S&P 500® Index, which in turn could result in a difference between the Trust’s performance and the performance of the S&P 500® Index.
The Trustee values the Trust's assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with the investment.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
September 30, 2025

Note 3 — Summary of Significant Accounting Policies – (continued)
default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Trust may include a return of capital that is estimated by the Trustee. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The Trust invests in real estate investment trusts (“REITs”). REITs determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Trustee’s policy is to record all REIT distributions as dividend income initially and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or Trustee’s estimates of such re-designations for which actual information has not yet been reported. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.
Distributions
The Trust declares and distributes dividends from net investment income, if any, to its holders of Units (“Unitholders”), quarterly. Capital gain distributions, if any, are generally declared and paid annually. Additional distributions may be paid by the Trust to avoid imposition of federal income and excise tax on any remaining undistributed net investment income and capital gains. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
Equalization
The Trustee follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring the Trust's Units, equivalent on a per Unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per Unit is unaffected by sales or reacquisitions of the Trust's Units. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Federal Income Taxes
For U.S. federal income tax purposes, the Trust has qualified as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (a “RIC”), and intends to continue to qualify as a RIC. As a RIC, the Trust will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to its Unitholders, provided that it distributes on

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
September 30, 2025

Note 3 — Summary of Significant Accounting Policies – (continued)
a timely basis at least 90% of its “investment company taxable income” determined prior to the deduction for dividends paid by the Trust (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided that the Trust distributes substantially all of its ordinary income and capital gains during each calendar year, the Trust will not be subject to U.S. federal excise tax. Income and capital gain distributions are determined in accordance with U.S. federal income tax principles, which may differ from U.S. GAAP. These book-tax differences are primarily due to differing treatments for in-kind transactions, REITs, non-taxable dividend adjustments to income, and losses deferred due to wash sales.
U.S. GAAP requires the evaluation of tax positions taken in the course of preparing the Trust’s tax returns to determine whether the tax positions are more likely than not to be sustained by the applicable tax authority. For U.S. GAAP purposes, the Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities.
The Trustee has reviewed the Trust's tax positions for the open tax years as of September 30, 2025 and has determined that no provision for income tax is required in the Trust’s financial statements. Generally, the Trust’s tax returns for the prior three fiscal years remain subject to examinations by the Trust’s major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts and the State of New York. The Trustee has the Trust recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. There were no such expenses for the year ended September 30, 2025.
No income tax returns are currently under examination. The Trustee has analyzed the relevant tax laws and regulations and their application to the Trust’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of any tax liabilities. Any potential tax liability is also subject to ongoing interpretation of laws by taxing authorities. The tax treatment of the Trust’s investments may change over time based on factors including, but not limited to, new tax laws, regulations and interpretations thereof.
During the year ended September 30, 2025, the Trustee reclassified $100,489,670,897 of non-taxable security gains realized from the in-kind redemption of Creation Units (Note 6) as an increase to paid in capital in the Statement of Assets and Liabilities.
At September 30, 2025, the Trust had capital loss carryforwards that may be utilized to offset any future net realized capital gains as follows:
Non-Expiring — Short Term	$ 4,897,428,602
Non-Expiring — Long Term	22,402,327,685

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
September 30, 2025

Note 3 — Summary of Significant Accounting Policies – (continued)
As of September 30, 2025, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P 500® ETF Trust	$671,460,388,062	$64,411,178,692	$55,651,719,754	$8,759,458,938
The tax character of distributions paid during the years ended September 30, 2025, 2024, and 2023 were as follows:
Distributions paid from:	2025	2024	2023
Ordinary Income	$7,379,637,024	$6,848,328,973	$6,037,265,137
As of September 30, 2025, the components of distributable earnings (excluding unrealized appreciation/ (depreciation)) were undistributed ordinary income of $280,946,043 and undistributed capital gain of $0.
Note 4  — Transactions with Affiliates of the Trustee and Sponsor
State Street Bank and Trust Company (“SSBT”), the parent of the Trustee, maintains the Trust’s accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including the filing of certain regulatory reports. The Trustee pays SSBT for such services. The Trustee oversees the services provided by SSBT and is responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust’s portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P 500® Index. For these services, the Trustee received a fee at the following annual rates for the year ended September 30, 2025:
Net asset value of the Trust	Fee as a percentage of net asset value of the Trust
$0 – $499,999,999 $500,000,000 – $2,499,999,999 $2,500,000,000 and above	0.10% per annum plus or minus the Adjustment Amount 0.08% per annum plus or minus the Adjustment Amount 0.06% per annum plus or minus the Adjustment Amount
The adjustment amount (the “Adjustment Amount”) is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for the creation and redemption of Units and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the year ended September 30, 2025, the Adjustment Amount reduced the Trustee’s fee by $67,224,477. The Adjustment Amount included an excess of net transaction fees from processing orders of $7,081,200 and a Trustee earnings credit of $60,143,277.

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
September 30, 2025

Note 4 — Transactions with Affiliates of the Trustee and Sponsor – (continued)
The Trustee has voluntarily agreed to waive a portion of its fee, as needed, for one year until February 1, 2026, so that the total operating expenses would not exceed 0.0945% per annum of the daily NAV of the Trust. No amounts were waived for the years ended September 30, 2025, 2024 and 2023. The Trustee has not entered into an agreement with the Trust to recapture waived fees in subsequent periods, and the Trustee may discontinue the voluntary waiver.
In accordance with the Trust Agreement and under the terms of an exemptive order issued by the SEC, dated December 30, 1997, the Sponsor is reimbursed by the Trust for certain expenses up to a maximum of 0.20% of the Trust’s NAV on an annualized basis. The expenses reimbursed to the Sponsor for the years ended September 30, 2025, 2024 and 2023, did not exceed 0.20% per annum. The licensing and marketing fee disclosed below are subject to both the reimbursement from the Trust to the Sponsor and expense limitation of 0.20% of the Trust’s NAV for the years ended September 30, 2025, 2024 and 2023. The Trust reimbursed the Sponsor for $353,821, $384,319 and $446,722 of legal fees for the years ended September 30, 2025, 2024, and 2023, respectively, which are included in Legal and audit fees on the Statements of Operations.
S&P Dow Jones Indices LLC (“S&P”), per a license from Standard & Poor’s Financial Services LLC, and State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Marketing Agent”) have entered into a license agreement (the “License Agreement”). The License Agreement grants SSGA FD, an affiliate of the Trustee, a license to use the S&P 500® Index and to use certain trade names and trademarks of S&P in connection with the Trust. The S&P 500® Index also serves as the basis for determining the composition of the Trust’s portfolio. The Trustee (on behalf of the Trust), the Sponsor and NYSE Arca, Inc. (“NYSE Arca”, the principal U.S. listing exchange for the Trust) have each received a sublicense from SSGA FD for the use of the S&P 500® Index and certain trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the owners of beneficial interests of Units. Currently, the License Agreement is scheduled to terminate on November 29, 2031, but its term may be extended without the consent of any of the owners of beneficial interests of Units. Pursuant to such arrangements and in accordance with the Trust Agreement, the Trust reimburses the Sponsor for payment of fees under the License Agreement to S&P equal to 0.03% of the daily size of the Trust (based on Unit closing price and outstanding Units) plus an annual license fee of $600,000.
The Sponsor has entered into an agreement with the Marketing Agent pursuant to which the Marketing Agent has agreed to market and promote the Trust. The Marketing Agent is reimbursed by the Sponsor for the expenses it incurs for providing such services out of amounts that the Trust reimburses the Sponsor. Expenses incurred by the Marketing Agent include, but are not limited to: printing and distribution of marketing materials describing the Trust, associated legal, consulting, advertising and marketing costs and other out-of-pocket expenses.

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
September 30, 2025

Note 4 — Transactions with Affiliates of the Trustee and Sponsor – (continued)
ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of the Units. The Sponsor pays the Distributor for its services a flat annual fee of $25,000, and the Trust does not reimburse the Sponsor for this fee.
Investments in Affiliates of the Trustee and the Sponsor
The Trust has invested in companies that are considered affiliates of the Trustee (State Street Corp.) and the Sponsor (ICE). Such investments were made according to the representative portion of the S&P 500® Index. The market values of these investments at September 30, 2025 are listed in the Schedule of Investments.
Note 5  — Unitholder Transactions
Units are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Units. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per Unit (income equalization) and a balancing cash component to equate the transaction to the NAV per Unit of the Trust on the transaction date. There is a transaction fee payable to the Trustee in connection with each creation and redemption of Creation Units made through the clearing process (the “Transaction Fee”). The Transaction Fee is non-refundable, regardless of the NAV of the Trust. The Transaction Fee is the lesser of $3,000 or 0.10% (10 basis points) of the value of one Creation Unit at the time of creation per participating party per day, regardless of the number of Creation Units created or redeemed on such day. The Transaction Fee is currently $3,000. For creations and redemptions outside the clearing process, including orders from a participating party restricted from engaging in transactions in one or more of the  common stocks that are included in the S&P 500® Index, an additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit is charged per Creation Unit per day.
Note 6  — Investment Transactions
For the year ended September 30, 2025, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $700,360,177,281, $704,011,726,800, $15,786,864,348, and $15,521,596,084, respectively. Net realized gain (loss) on investment transactions in the Statement of Operations includes net gains resulting from in-kind transactions of $100,489,670,897.
Note 7  — Equity Investing and Market Risk
An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates, perceived trends in securities prices, war, acts of terrorism, the spread of infectious disease or other public health issues. Local, regional or global events such as war, acts of terrorism, the spread of infectious disease or other public health issues, recessions, or other events could have a significant impact on the Trust and its investments and could result in increased premiums or discounts to the Trust’s net asset value. For example, conflict, loss of life and disaster connected to ongoing armed conflicts between Ukraine and

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
September 30, 2025

Note 7 — Equity Investing and Market Risk – (continued)
Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on their respective regions, including significant adverse effects on the regional or global economies and the markets for certain securities. Russia’s invasion of Ukraine has resulted in sanctions against Russian governmental institutions, Russian entities, and Russian individuals that may result in the devaluation of Russian currency; a downgrade in the country’s credit rating; a freeze of Russian foreign assets; and a decline in the value and liquidity of Russian securities, properties, or interests. These Russian-related sanctions as well as the potential for military escalation and other corresponding events in Europe and the Middle East, and the resulting disruption of the Russian and Israeli economies, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Trust, even if the Trust does not have direct exposure to securities of Russian or Israeli issuers.
An investment in the Trust is subject to the risks of any investment in a broadly based portfolio of equity securities, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. The value of common stocks actually held by the Trust and that make up the Trust's portfolio (the "Portfolio Securities") may fluctuate in accordance with changes in the financial condition of the issuers of Portfolio Securities, the value of equity securities generally and other factors. The identity and weighting of common stocks that are included in the S&P 500® Index and the Portfolio Securities change from time to time.
The financial condition of issuers of Portfolio Securities may become impaired or the general condition of the stock market may deteriorate, either of which may cause a decrease in the value of the Trust's portfolio and thus in the value of Units. Since the Trust is not actively managed, the adverse financial condition of an issuer will not result in its elimination from the Trust’s portfolio unless such issuer is removed from the S&P 500® Index. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises, as well as war, acts of terrorism and the spread of infectious disease or other public health issues.
The impact of infectious disease outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally. These factors, as well as any restrictive measures instituted in order to prevent or control a pandemic or other public health crisis could have a material and adverse effect on the Trust’s investments.
Holders of common stocks of any given issuer incur more risk than holders of preferred stocks and debt obligations of the issuer because the rights of common stockholders, as owners of the issuer, generally are subordinate to the rights of creditors of, or holders of debt obligations or preferred stocks issued by, such

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
September 30, 2025

Note 7 — Equity Investing and Market Risk – (continued)
issuer. Further, unlike debt securities that typically have a stated principal amount payable at maturity, or preferred stocks that typically have a liquidation preference and may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Equity securities values are subject to market fluctuations as long as the equity securities remain outstanding. The value of the Trust's portfolio will fluctuate over the entire life of the Trust.
There can be no assurance that the issuers of Portfolio Securities will pay dividends. Distributions generally depend upon the declaration of dividends by the issuers of Portfolio Securities and the declaration of such dividends generally depends upon various factors, including the financial condition of the issuers and general economic conditions.
Note 8  — Subsequent Events
The Trustee has evaluated the impact of all subsequent events on the Trust through the date on which the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR S&P 500® ETF Trust
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustee and Unitholders of SPDR S&P 500® ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of SPDR S&P 500® ETF Trust (the "Trust") as of September 30, 2025, the related statements of operations and of changes in net assets for each of the three years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Trust as of September 30, 2025, the results of its operations and the changes in its net assets for each of the three years in the period ended September 30, 2025 and the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Trust’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
November 21, 2025
We have served as the auditor of one or more investment companies in the SPDR Trusts since 1993.

SPDR S&P 500® ETF Trust
Other Information
September 30, 2025 (Unaudited)

Tax Information
For U.S. federal income tax purposes, the Trust reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
For the fiscal year ended September 30, 2025, certain dividends paid by the Trust may be designated as qualified dividend income for U.S. federal income tax purposes and are eligible for reduced tax rates in the case of certain non-corporate unitholders that meet applicable holding period requirements with respect to their Units. Complete information will be reported in conjunction with your 2025 Form 1099-DIV.
The Trust reports the maximum amount allowable of qualified REIT dividends eligible for the qualified business income deduction under Section 199A.

SPDR S&P 500® ETF Trust
Other Information  (continued)
September 30, 2025 (Unaudited)

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
Bid/Ask Price(1) vs Net Asset Value
As of September 30, 2025
	Bid/Ask Price Above NAV			Bid/Ask Price Below NAV
	50-99 BASIS POINTS	100-199 BASIS POINTS	>200 BASIS POINTS	50-99 BASIS POINTS	100-199 BASIS POINTS	>200 BASIS POINTS
2025	0	0	0	0	0	0
2024	0	0	0	0	0	0
2023	0	0	0	0	0	0
2022	0	0	0	0	0	0
2021	0	0	0	0	0	0
Comparison of Total Returns Based on NAV and Bid/Ask Price(1)
The table below is provided to compare the Trust’s total pre-tax return at NAV with the total pre-tax returns based on bid/ask price and the performance of the S&P 500® Index. Past performance is not necessarily an indication of how the Trust will perform in the future. The return based on NAV shown in the table below reflects the impact of a fee waiver and, without this waiver, returns would have been lower.
Cumulative Total Return
	1 Year	5 Year	10 Year
SPDR S&P 500® ETF Trust
Return Based on NAV	17.46%	112.92%	309.72%
Return Based on Bid/Ask Price	17.42%	113.05%	309.77%
S&P 500® Index	17.60%	114.30%	315.30%
Average Annual Total Return
	1 Year	5 Year	10 Year
SPDR S&P 500® ETF Trust
Return Based on NAV	17.46%	16.32%	15.15%
Return Based on Bid/Ask Price	17.42%	16.33%	15.15%
S&P 500® Index	17.60%	16.47%	15.30%
(1)	The bid/ask price is the midpoint of the best bid and best offer prices on NYSE Arca at the time the Trust’s NAV is calculated, ordinarily 4:00 p.m.

SPDR S&P 500® ETF Trust
(Unaudited)

Sponsor
PDR Services LLC
c/o NYSE Holdings LLC
11 Wall Street
New York, NY 10005
Trustee
State Street Global Advisors Trust Company
One Congress Street
Boston, MA 02114
Distributor
ALPS Distributors, Inc.
1290 Broadway Suite 1000
Denver, CO 80203
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
101 Seaport Boulevard, Suite 500
Boston, MA 02210